Investment in Securities	9 Months Ended
Dec. 31, 2022
Investments Schedule [Abstract]
Investment in Securities
8.	Investment in Securities
Investment in securities as of March 31, 2022 and December 31, 2022 consists of the following:

	Millions of yen
	March 31, 2022	December 31, 2022
Equity securities *	¥560,643	¥561,116
Trading debt securities	2,503	2,968
Available-for-sale debt securities	2,174,891	2,107,359
Held-to-maturity debt securities	114,312	114,757

Total	¥2,852,349	¥2,786,200

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥149,314 million as of March 31, 2022 and December 31, 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥90,709 million as of March 31, 2022 and December 31, 2022, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥11,709 million and ¥15,002 million as of March 31, 2022 and December 31, 2022, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 17 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of December 31, 2021 were gains of ¥30,891 million and lo sses
 of ¥427 million for the nine and three months ended December 31, 2021, respectively. Net unrealized holding gains (losses) on equity securities held as of December 31, 2022 were losses of ¥2,851 million and gains of
¥12,272 million for the nine and three months ended December 31, 2022, respectively, which did not include net unrealized holding gains (losses) on both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2022 and December 31, 2022, and for the nine and three months ended December 31, 2021 and 2022.

	Millions of yen
	March 31, 2022			Nine months ended December 31, 2021		Three months ended December 31, 2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥58,723	¥(13,880)	¥401	¥(57)	¥69	¥(38)	¥21

	Millions of yen
	December 31, 2022			Nine months ended December 31, 2022		Three months ended December 31, 2022
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥68,952	¥(13,648)	¥1,530	¥(368)	¥1,182	¥0	¥286
Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2021 were gains of ¥131 million and ¥43 million, respectively, for the nine and three months ended December 31, 2021. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2022 were gains of ¥259 million and ¥62 million, respectively, for the nine and three months ended December 31, 2022.
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2022 and December 31, 2022, these investments were fair valued at ¥11,709 million and ¥15,002 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2022, there were no such investments. As of December 31, 2022, these investments were fair valued at ¥238 million.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2022 and December 31, 2022, these investments were fair valued at ¥7,644 million and ¥10,074 million, respectively.
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2022 and December 31, 2022 are as follows:
March 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥905,004	¥0	¥5,178	¥(77,569)	¥832,613
Japanese prefectural and foreign municipal bond securities	333,449	(132)	2,482	(10,195)	325,604
Corporate debt securities	873,178	0	10,014	(33,632)	849,560
CMBS and RMBS in the Americas	29,349	0	112	(729)	28,732
Other asset-backed securities and debt securities	135,445	(21)	5,456	(2,498)	138,382

	2,276,425	(153)	23,242	(124,623)	2,174,891

Held-to-maturity debt securities:
Japanese government bond securities and other	114,312	0	21,129	0	135,441

	¥2,390,737	¥(153)	¥44,371	¥(124,623)	¥2,310,332

December 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥971,869	¥0	¥1,607	¥(227,391)	¥746,085
Japanese prefectural and foreign municipal bond securities	381,625	(143)	818	(28,290)	354,010
Corporate debt securities	865,330	0	4,623	(97,798)	772,155
CMBS and RMBS in the Americas	43,160	0	44	(2,262)	40,942
Other asset-backed securities and debt securities	198,143	(16)	5,733	(9,693)	194,167

	2,460,127	(159)	12,825	(365,434)	2,107,359

Held-to-maturity debt securities:
Japanese government bond securities and other	114,757	0	12,000	(453)	126,304

	¥2,574,884	¥(159)	¥24,825	¥(365,887)	¥2,233,663

The following table presents a rollforward of the allowance for credit losses for the nine months ended December 3
1
, 2021 and 2022:

		Millions of yen
		Nine months ended December 31, 2021
		Foreign municipal bond securities	Total
Beginning		¥120	¥120
Increase (Decrease) from the effects of changes in foreign exchange rates		4	4

Ending		¥124	¥124

	Millions of yen
	Nine months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(5)	(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	11	0	11

Ending	¥143	¥16	¥159

The following table presents a rollforward of the allowance for credit losses for the three months ended December 3
1
, 2021 and 2022:

		Millions of yen
		Three months ended December 31, 2021
		Foreign municipal bond securities	Total
Beginning		¥121	¥121
Increase (Decrease) from the effects of changes in foreign exchange rates		3	3

Ending		¥124	¥124

	Millions of yen
	Three months ended December 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥156	¥16	¥172
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	0	(13)

Ending	¥143	¥16	¥159

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and December 31, 2022, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	46,391	(3,818)	236,472	(10,327)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,543	(995)	37,432	(1,524)	103,975	(2,519)

	¥854,045	¥(43,059)	¥779,685	¥(81,717)	¥1,633,730	¥(124,776)

December 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥156,264	¥(41,597)	¥547,801	¥(185,794)	¥704,065	¥(227,391)
Japanese prefectural and foreign municipal bond securities	200,136	(13,159)	117,775	(15,274)	317,911	(28,433)
Corporate debt securities	374,243	(35,676)	243,218	(62,122)	617,461	(97,798)
CMBS and RMBS in the Americas	26,455	(1,749)	9,400	(513)	35,855	(2,262)
Other asset-backed securities and debt securities	115,803	(5,804)	40,257	(3,905)	156,060	(9,709)

	¥872,901	¥(97,985)	¥958,451	¥(267,608)	¥1,831,352	¥(365,593)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2022 and December 31, 2022, respectively:
March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	43,338	(3,686)	233,419	(10,195)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,489	(974)	37,432	(1,524)	103,921	(2,498)

	¥853,991	¥(43,038)	¥776,632	¥(81,585)	¥1,630,623	¥(124,623)

December 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥156,264	¥(41,597)	¥547,801	¥(185,794)	¥704,065	¥(227,391)
Japanese prefectural and foreign municipal bond securities	200,136	(13,159)	114,322	(15,131)	314,458	(28,290)
Corporate debt securities	374,243	(35,676)	243,218	(62,122)	617,461	(97,798)
CMBS and RMBS in the Americas	26,455	(1,749)	9,400	(513)	35,855	(2,262)
Other asset-backed securities and debt securities	115,744	(5,788)	40,257	(3,905)	156,001	(9,693)

	¥872,842	¥(97,969)	¥954,998	¥(267,465)	¥1,827,840	¥(365,434)

The number of investment securities that were in an unrealized loss position as of March 31, 2022 and December 31, 2022 were 963 and 1,301, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.
As of March 31, 2022 and December 31, 2022, the amount of accrued revenues on available-for-sale
debt securities were ¥8,798 million and ¥10,848 million, respectively, which were included in other assets. The Company and its subsidiaries estimate credit losses and develop an allowance for credit losses for accrued interest receivables. There was no allowance for credit losses for accrued interest receivables as of March 31, 2022 and December 31, 2022.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earning through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance of credit losses, the Company and its subsidiaries consider the existence of credit losses if the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written-off
and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.
There were no
credit losses related to
available-for-sale
debt securities recognized for the nine months ended December 31, 2021. Reversals of credit losses related to available-for-sale
debt securities recognized for the nine months ended December 31, 2022 resulted from reduced credit risk due to postponement of maturity date of Japanese other asset-backed securities and debt securities. The evaluation of credit losses with available-for-sale
debt securities is compared to the amortized cost of debt securities with the present value of cash flows estimated based on a number of conditions, including the estimated fair value of the underlying receivables and the repayment priority of the securities. Because the Company and its subsidiaries do not intend to sell the debt securities or, would more likely than not be required to sell the debt securities before recovery of their amortized cost basis, the Company and its subsidiaries recognized the allowance for credit losses.
Unrealized losses on
available-for-sale
debt securities mainly result from changes in market interest rates and foreign exchange rates, and changes in risk premiums. In order to evaluate the recoverability of the available-for-sale
debt securities, the Company and its subsidiaries utilize all available information such as issuer’s financial condition and business outlook. The fair value of Japanese and foreign government bond securities, Japanese prefectural and foreign municipal bond, and corporate debt securities is mainly estimated based on prices for similar assets. If there are no prices for similar assets available, the fair value of these securities is estimated by using discounted cash flow methodologies and broker quotes. The fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities refers to prices from independent pricing service vendors and brokers, such as trading prices and bit prices. If the Company and its subsidiaries cannot rely on such prices, the fair value is calculated by using discounted cash flow methodologies and broker quotes. In discounted cash flow methodologies, future cash flows estimated based on a number of assumptions such as default rate, prepayment rate, and seniority are discounted by discount rate adjusted for credit risk and liquidity risk.
There were no
available-for-sale
debt securities accounted for as purchased credit deterioration financial assets acquired for the nine months ended December 31, 2021 and 2022.